                        --------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                EMERGING MARKETS
                                 DEBT FUND, INC.
                        --------------------------------




                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                        EMERGING MARKETS DEBT FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 8.87% compared to 6.57% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index") and 7.62% for the J.P. Morgan Emerging Markets Bond Plus Index. For the period from the Fund's commencement of operations on July 23, 1993 through March 31, 2000, the Fund's total return, based on net asset value per share, was 133.70% compared to 117.01% for the Index and 122.97% for the J.P. Morgan Emerging Markets Bond Plus Index. Commencing with this report, the Fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Global Index as it has more comprehensive coverage of geographic regions and types of securities in which the Fund may invest. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $7 5/8, representing a 13.5% discount to the Fund's net asset value per share.

During the past year, investors have been slowly--but surely--reassessing emerging markets risk. The realization that emerging market debt had been overly penalized during the 1998 Russian crisis coupled with broadly improving macro-economic fundamentals resulted in a dramatic tightening of emerging debt spreads. The extreme undervaluation of emerging bond spreads in 1999 left it immune to the spread-widening trend in virtually every other fixed income sector. Appropriately, the process, which had started with the Russia crisis, appears to have concluded there as well. The rally in Russia largely contributed to the 6.57% percent return in the Index. Mexico was another strong contributor to the Index as it was upgraded to investment grade by Moody's.

The Fund's overweight-Russia position during the first quarter largely contributed to the outperformance. Within that overweight, a large holding of Russia Principal Notes was instrumental. To a lesser extent, the favorable reassessment of Brazilian and Mexican credit fundamentals--countries in which the Fund was overweighted--contributed to excess returns. Also helping was the Fund's structural Asian underweight--a position reflecting our view that the region's good news, while certainly impressive, had already been priced in. Detracting from the Fund's returns were the overweights in Argentina--where we were disappointed by the absence of a growth pick-up--and the Philippines--where a political scandal soured investor sentiment and offset favorable economic fundamentals.

By the middle of March, emerging market debt spreads compared unfavorably to other fixed income alternatives. Indeed, triple-B and double-B corporate spreads had widened to levels fairly close to that of a number of emerging market credits. Simply put, emerging market debt was no longer cheap. We believe that the risk of non-dedicated investors reducing their exposures to emerging market debt in order to take advantage of historically cheap valuation elsewhere was quite high. While emerging market credit fundamentals remained quite supportive, the ongoing dislocations in other fixed income sectors, the extreme volatility in global equity markets and the less attractive relative valuations, caused us to position the Fund more defensively. In mid-March, we reduced the Fund's exposure to emerging market debt by reducing spread duration and by emphasizing lower beta countries.

That said, we reiterate our constructive long-term view of emerging markets. As we have been noting in recent commentaries, we remain encouraged--and, indeed, pleasantly surprised--by the commitment of major emerging economies to an orthodox set of policy parameters. Indeed, the strong growth being enjoyed by many emerging market countries this year, has not resulted in reform fatigue. Fortunately, continued macroeconomic prudence--typically costly in socio-economic terms--is being buffeted by rising global demand and the return of capital inflows. We hope that the return of stability to G3 financial markets will herald a resumption of the rally in emerging markets later this year.

Sincerely,

/s/ Harold J. Schaaff, Jr.*

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

MORGAN STANLEY DEAN WITTER EMERGING MARKETS DEBT FUND, INC.
INVESTMENT SUMMARY AS OF MARCH 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HISTORICAL
INFORMATION

                                                            TOTAL RETURN (%)
                                -------------------------------------------------------------------------
                                    MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (3)
                                -----------------------   ---------------------    ----------------------
                                                AVERAGE                 AVERAGE                   AVERAGE
                                CUMULATIVE      ANNUAL    CUMULATIVE    ANNUAL     CUMULATIVE     ANNUAL
                                ----------      -------   ----------    -------    ----------     -------
          Fiscal Year to Date      15.45%          --        8.87%         --         6.57%         --
          One Year                 16.38         16.38%     39.46        39.46%      25.76         25.76%
          Five Year               123.37         17.44     174.52        22.38      150.52         20.16
          Since Inception*        102.04         11.09     133.70        13.53      117.01         12.28

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                                    [GRAPH]

                                                              YEAR ENDED DECEMBER 31,                       THREE MONTHS
                                                                                                                ENDED
                                                                                                              MARCH 31,
                                           1993*     1994      1995      1996     1997      1998      1999      2000
                                           -----    ------    ------    ------   ------    ------   ------  ------------
Net Asset Value Per Share ..............  $18.96    $12.23    $12.40    $17.31   $15.21     $7.01    $8.36     $8.82
Market Value Per Share .................  $18.13    $11.38    $12.50    $15.13   $15.38     $7.19    $6.81     $7.63
Premium/(Discount) .....................   -4.4%     -7.0%      0.8%    -12.6%     1.1%      2.6%   -18.5%    -13.5%
Income Dividends .......................   $0.16     $1.49     $1.72     $1.08    $1.27     $1.41    $1.01     $0.24
Capital Gains Distributions ............      --     $0.41        --        --    $3.44     $2.94      --        --
Fund Total Return (2) ..................   35.96%   -25.95%    26.85%+   50.98%   21.71%   -33.00%   36.58%     8.87%
JPM EMB Global Index Total Return (3) ..   18.67%   -18.35%    26.38%    35.23%   11.95%   -11.54%   24.18%     6.57%
JPM EMB Plus Index Total Return (4) ....   18.67%   -18.93%    26.77%    39.31%   13.02%   -14.35%   25.97%     7.62%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The J.P. Morgan Emerging Markets Bond Global Index (the "JPM EMB Global Index") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The JPM EMB Global Index includes coverage of 27 emerging market countries. Because JPM EMB Global Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.

(4) The J.P. Morgan Emerging Markets Bond Plus Index (the "JPM EMB Plus Index") is a market weighted index composed of all Brady bonds, outstanding loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Colombia, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Korea and Venezuela. Because the JPM EMB Plus Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.

*    The Fund commenced operations on July 23, 1993.

+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.
Portfolio Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                          [CHART]

Debt Securities           (97.6%)
Short-Term Investments    (2.4%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                          [CHART]

Argentina                 (21.1%)
Mexico                    (17.3%)
Brazil                    (16.7%)
Russia                    (12.3%)
Peru                       (5.2%)
Philippines                (5.0%)
Colombia                   (4.1%)
Venezuela                  (3.2%)
Indonesia                  (2.1%)
Bulgaria                   (1.9%)
Other                     (11.1%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                              PERCENT OF
                                                 TOTAL
                                              INVESTMENTS
1.  Russia Principal Note, PIK
      6.906% 12/15/20 (Russia)                    7.3%
2.  United Mexican States Discount Bond 'B'
      5.875% 12/31/19 (Mexico)                    6.5
3.  Republic of Argentina Par Bond 'L-GP'
      6.00%, 3/31/23 (Argentina)                  6.2
4.  Republic of Argentina
      11.75%, 4/7/09 (Argentina)                  4.6

5.  Federative Republic of Brazil Global Bond
     14.50%, 10/15/09 (Brazil)                    4.5

6.  Republic of Peru Front Loaded Interest
      Reduction Bond 3.25%, 3/7/17 (Peru)         4.1%

7.  Republic of Argentina 'L'
      7.375%, 3/31/05 (Argentina)                 4.0

8.  Federative Republic of Brazil Bond
      6.938%, 4/15/06 (Brazil)                    3.8

9.  United Mexican States Global Bond
      11.375%, 9/15/16 (Mexico)                   3.4

10. Republic of Argentina
      12.00%, 2/1/20 (Argentina)                  3.2
                                                 ----
                                                 47.6%
                                                 ----
                                                 ----

* Excludes short-term investments.

FINANCIAL STATEMENTS
------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------
MARCH 31, 2000


                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS(97.6%)
-------------------------------------------------------------------------------
ARGENTINA (21.1%)
CORPORATE (3.1%)
  (a)Cablevision S.A.
       13.75%, 5/1/09                       U.S.$         500   U.S.$     495
  (a)CIA International Telecom
       10.375%, 8/1/04                      ARP         2,370           2,152
       10.375%, 8/1/04                                    250             227
     Nortel Inversora 'A'
       6.00%, 3/31/07                       U.S.$       5,678           3,413
                                                                ---------------
                                                                        6,287
                                                                ---------------
SOVEREIGN (18.0%)
     Republic of Argentina
       11.75%, 4/7/09                                   9,360           9,243
       12.00%, 2/1/20                                   6,350           6,423
  (b)Republic of Argentina 'L'
       7.375%, 3/31/05                                  8,624           8,076
     Republic of Argentina Par
       Bond 'L-GP'
       6.00%, 3/31/23                                  17,750          12,464
                                                                ---------------
                                                                       36,206
                                                                ---------------
                                                                       42,493
                                                                ---------------
-------------------------------------------------------------------------------
BRAZIL (16.7%)
SOVEREIGN (16.7%)
     Federal Republic of Brazil
       12.25%, 3/6/30                                   2,600           2,515
       12.75%, 1/15/20                                  2,700           2,670
     Federal Republic of Brazil 'C'
       Bond
       8.00%, 4/15/14                                   1,941           1,459
    Federative Republic of Brazil
       Bond 'EI' (Registered)
       6.938%, 4/15/06                                  3,337           3,036
     Federative Republic of Brazil
       Bond 'EI-L'
       6.938%, 4/15/06                                  4,982           4,532
     Federative Republic of Brazil
       Bond PIK 'C'
       8.00%, 4/15/14                                   5,564           4,183
  (b)Federative Republic of Brazil
       Debt Conversion Bond 'L'
       7.00%, 4/15/12                                   2,760           2,098
  (b)Federative Republic of Brazil
       Debt Conversion Bond 'L'
       (Registered)
       7.00%, 4/15/12                                   2,290           1,740
     Federative Republic of Brazil
       Global Bond
       14.50%, 10/15/09                                 8,317           9,074
-------------------------------------------------------------------------------
SOVEREIGN (CONTINUED)
  (b)Federative Republic of Brazil
       New Money Bond 'L'
       7.00%, 4/15/09                       U.S.$       2,700   U.S.$   2,291
                                                                ---------------
                                                                       33,598
                                                                ---------------
-------------------------------------------------------------------------------
BULGARIA (1.9%)
SOVEREIGN (1.9%)
  (b)Republic of Bulgaria Discount
       Bond 'A' Euro
       7.063%, 7/28/24                                  4,800           3,899
                                                                ---------------
-------------------------------------------------------------------------------
COLOMBIA (4.1%)
CORPORATE (0.3%)
(a,c)Occidente y Caribe 'B'
       0.00%, 3/15/04                                   1,050             630
                                                                ---------------
SOVEREIGN (3.8%)
     Republic of Colombia
       9.75%, 4/23/09                                   1,700           1,505
       11.75%, 2/25/20                                  6,250           6,062
                                                                ---------------
                                                                        7,567
                                                                ---------------
                                                                        8,197
                                                                ---------------
-------------------------------------------------------------------------------
ECUADOR (0.8%)
SOVEREIGN (0.8%)
  (b)Republic of Ecuador
       Discount Bond
       6.75%, 2/28/25                                   4,020           1,678
                                                                ---------------
-------------------------------------------------------------------------------
INDIA (0.3%)
CORPORATE (0.3%)
     Surashtra Cement and
       Chemical Ltd.
       19.00%, 6/26/00                      INR        30,000             642
                                                                ---------------
-------------------------------------------------------------------------------
INDONESIA (2.1%)
CORPORATE (2.1%)
     Indah Kiat International
       Finance 'B'
       11.875%, 6/15/02                     U.S.$         900             783
     Tjiwi Kimia International
       Global Bond
       13.25%, 8/1/01                                   3,300           2,970
       13.25%, 8/1/01                                     500             450
                                                                ---------------
                                                                        4,203
-------------------------------------------------------------------------------
IVORY COAST (0.5%)
SOVEREIGN (0.5%)
  (b)Republic of Ivory Coast Front
       Load Interest Reduction Bond
       2.00%, 3/29/18                                   5,500             990
                                                                ---------------
-------------------------------------------------------------------------------


                                       5

                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
JORDAN (0.4%)
SOVEREIGN (0.4%)
(a,b)Jordan Discount Bond
       0.00%, 12/23/23                      U.S.$       1,061   U.S.$     859
                                                                ---------------
-------------------------------------------------------------------------------
MEXICO (17.3%)
CORPORATE (3.1%)
     Grupo Elektra S.A.
       12.00%, 4/1/08                                     900             864
  (a)Nuevo Grupo Iusacell S.A.
       14.25%, 12/1/06                                  1,300           1,402
  (a)Sanluis Corp. S.A.
       8.875%, 3/18/08                                  2,400           2,217
  (a)TV Azteca 'B'
       10.50%, 2/15/07                                  1,900           1,795
                                                                ---------------
                                                                        6,278
                                                                ---------------
SOVEREIGN (14.2%)
     United Mexican States
       7.50%, 3/8/10                        EUR         1,650           1,604
  (b)United Mexican States
       Discount Bond 'B'
       5.875%, 12/31/19                     U.S.$      13,350          13,183
     United Mexican States
       Euro Bond
       10.375%, 2/17/09                                 1,550           1,675
     United Mexican States
       Global Bond
       11.375%, 9/15/16                                 5,776           6,881
     United Mexican States Par
       Bond 'W-B'
       6.25%, 12/31/19                                  6,200           5,289
                                                                ---------------
                                                                       28,632
                                                                ---------------
                                                                       34,910
                                                                ---------------
-------------------------------------------------------------------------------
MOROCCO (1.3%)
SOVEREIGN (1.3%)
  (b)Morocco R&C 'A'
       6.844%, 1/1/09                                   2,993           2,702
                                                                ---------------
-------------------------------------------------------------------------------
PANAMA (0.8%)
SOVEREIGN (0.8%)
     Republic of Panama Global
       Bond
       8.875%, 9/30/27                                    850             750
  (b)Republic of Panama Past Due
       Interest Bond PIK
       7.063%, 7/17/16                                    929             791
                                                                ---------------
                                                                        1,541
                                                                ---------------
-------------------------------------------------------------------------------
PERU (5.2%)
SOVEREIGN (5.2%)
  (c)Peru Past Due Interest Bond
       4.50%, 3/7/17                                    2,920           1,953
-------------------------------------------------------------------------------
SOVEREIGN (CONTINUED)
     Republic of Peru Front Loaded
       Interest Reduction Bond
       (c)3.75%, 3/7/17                     U.S.$      13,250   U.S.$   8,215
       (b)3.75%, 3/7/17                                   498             309
                                                                ---------------
                                                                       10,477
                                                                ---------------
-------------------------------------------------------------------------------
PHILIPPINES (5.0%)
CORPORATE (1.0%)
  (a)Bayan Telecommunications, Inc.
       13.50%, 7/15/06                                  2,400           2,070
                                                                ---------------
SOVEREIGN (4.0%)
     Republic of Philippines
       9.875%, 1/15/19                                  2,100           1,916
       10.625%, 3/16/25                                 6,400           6,122
                                                                ---------------
                                                                        8,038
                                                                ---------------
                                                                       10,108
                                                                ---------------
-------------------------------------------------------------------------------
POLAND (1.2%)
CORPORATE (1.2%)
  (a)Netia Holdings II B.V.
       13.125%, 6/15/09                                 1,500           1,485
  (a)PTC International Finance II S.A.
       11.25%, 12/1/09                                  1,000           1,025
                                                                ---------------
                                                                        2,510
                                                                ---------------
-------------------------------------------------------------------------------
RUSSIA (12.3%)
SOVEREIGN (12.3%)
  (b)Russia Interest Arrears Notes
       6.906%, 12/15/15                                 1,950             578
  (b)Russia Principal Note, PIK
       6.906%, 12/15/20                                50,346          14,647
     Russian Federation (Registered)
       10.00%, 6/26/07                                  6,350           4,731
       12.75%, 6/24/28                                  5,700           4,852
                                                                ---------------
                                                                       24,808
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH AFRICA (0.9%)
SOVEREIGN (0.9%)
     Republic of South Africa
       13.00%, 8/31/10                      ZAR        12,400           1,787
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH KOREA (1.5%)
SOVEREIGN (1.5%)
     Korea Monetary Stab Bond
       Zero Coupon, 7/31/00                 U.S.$   3,500,000          3,091
                                                                ---------------
-------------------------------------------------------------------------------
TURKEY (1.0%)
CORPORATE (1.0%)
  (a)Cellco Finance NV
       15.00%, 8/1/05                                   1,910           2,034
                                                                ---------------
-------------------------------------------------------------------------------


                                       6

                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-----------------------------------------------------------------------------
VENEZUELA (3.2%)
SOVEREIGN (3.2%)
  (b)Republic of Venezuela Debt
       Conversion Bond 'DL'
       7.00%, 12/18/07                      U.S.$       3,048   U.S.$   2,459
     Republic of Venezuela
       Global Bond
       9.25%, 9/15/27                                   5,900           3,900
                                                                ---------------
                                                                        6,359
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
     (Cost U.S.$186,259)                                              196,886
                                                                ---------------
-------------------------------------------------------------------------------

                                                      NO. OF
                                                      RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------
MEXICO
     United Mexican States
       Value Recovery Rights,
       expiring 06/30/03
       (Cost U.S.$--@)                             20,567,000              -- @
                                                                ---------------
-------------------------------------------------------------------------------

                                                       NO. OF
                                                     WARRANTS
-------------------------------------------------------------------------------
WARRANTS(0.0%)
-------------------------------------------------------------------------------
COLOMBIA (0.0%)
     Occidente y Caribe,
       expiring 3/15/04
       (Cost U.S.$27)                                  41,200              62
                                                                ---------------
-------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(2.4%)
-------------------------------------------------------------------------------
TURKEY (1.8%)
BILLS
     Turkey Treasury Bill
        08/23/00                            TRL 2,525,000,000           3,519
                                                                ---------------
-------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
UNITED STATES (0.6%)
REPURCHASE AGREEMENT
     Chase Securities, Inc. 5.90%,
       dated 3/31/00, due
       4/03/00, to be
       repurchased at U.S.$1,266
       United States Federal
       Home Loan Note, 7.10%,
       due 3/21/02, valued at
       U.S.$1,291                           U.S.$       1,265   U.S.$   1,265
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
     (Cost U.S.$5,074)                                                  4,784
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.0%)
     (Cost U.S.$191,360)                                              201,732
                                                                ---------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
     Other Assets                                      63,369
     Liabilities                                      (70,675)         (7,306)
                                            -----------------------------------
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 22,046,681 issued and
     outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                            U.S.$ 194,426
                                                                ---------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$    8.82
                                                                ---------------
-------------------------------------------------------------------------------

(a) -- 144A Security--certain conditions for public sale may exist.

(b) -- Variable/floating rate security--rate disclosed is as of March 31, 2000.

(c) -- Step Bond--coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2000. Maturity date disclosed is ultimate maturity.

@   -- Amount is less than U.S.$500.

PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.